Segment information (Operating segment) (Details) - segment	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Number of operating segments	1
Customer Concentration Risk | Contract Revenues
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	100.00%	100.00%	100.00%
Customer Concentration Risk | Contract Revenues | BP
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	68.00%	56.80%	42.00%
Customer Concentration Risk | Contract Revenues | Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	19.80%	0.00%	13.00%
Customer Concentration Risk | Contract Revenues | Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	8.50%	7.90%	5.40%
Customer Concentration Risk | Contract Revenues | ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	0.30%	22.20%	22.00%
Customer Concentration Risk | Contract Revenues | Hibernia
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	0.00%	6.40%	15.10%
Customer Concentration Risk | Contract Revenues | Other
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	3.40%	6.70%	2.50%